BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Details) € in Millions, ₩ in Billions	1 Months Ended			12 Months Ended
	Jul. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Mar. 31, 2013 USD ($) loan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 GBP (£)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 EUR (€)	Mar. 31, 2013 KRW (₩)
BORROWINGS [Line Items]
Short-term borrowings				$ 0	$ 31,980,868
Weighted average interest rate (as a percent)					4.44%				4.44%	4.44%
Proceeds from bonds	$ 13,100,000	€ 10.6		2,358,546	$ 8,427,712	$ 12,913,675
Bond payable				0	9,034,691					€ 7.4
Interest expense
Interest Costs Incurred				5,272,202	6,464,266	12,329,336
Interest Paid, Capitalized				$ 118,408	258,190	3,169,518
Sale Leaseback Transaction, Net Book Value						4,008,534
Cash consideration received in sale of self-built solar projects						$ 2,793,810
Sale Leaseback Transaction, Lease Terms				5 to 10 years
Solar Project, Useful Life				25 years
Failed Sale Leaseback Transaction, Amount Due under Financing Arrangement, Noncurrent				$ 20,383,449	27,771,450
Interest Expense, Debt				$ 2,758,095	$ 3,296,613
Financings With Failed Sale Lease Back Transactions [Member]
BORROWINGS [Line Items]
Weighted average interest rate				7.02%	7.15%				7.15%	7.15%
Interest expense
Failed Sale Leaseback Transaction, Amount Due under Financing Arrangement, Current				$ 6,712,423	$ 4,436,040
Term loan
BORROWINGS [Line Items]
Number of term loans | loan			2
Borrowings term (in years)			4 years
Term loan amount			$ 30,900,000								₩ 35.7
Short-term borrowings					26,200,000				₩ 28.5
Bond payable
BORROWINGS [Line Items]
Bond payable					$ 9,000,000.0
Weighted average interest rate					5.00%				5.00%	5.00%
Secured debt [Member]
BORROWINGS [Line Items]
Short-term borrowings					$ 31,980,868
Bond payable					$ 9,034,691
Interest expense
Long-term Debt				$ 61,510
Secured debt [Member] | UK Lender
Interest expense
Long-term Debt							$ 61,510	£ 45,563